Shareholder Report, Holdings (Details)	May 31, 2026
C000229260 | Americas
Holdings [Line Items]
Percent of Total Investments	91.02%
C000229260 | EMEA
Holdings [Line Items]
Percent of Total Investments	8.98%
C000229260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	21.77%
C000229260 | Financials
Holdings [Line Items]
Percent of Total Investments	20.96%
C000229260 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000229260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	12.08%
C000229260 | Technology
Holdings [Line Items]
Percent of Total Investments	11.46%
C000229260 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	7.99%
C000229260 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000229260 | Energy
Holdings [Line Items]
Percent of Total Investments	0.66%
C000229260 | Other
Holdings [Line Items]
Percent of Total Investments	6.38%
C000216184 | Americas
Holdings [Line Items]
Percent of Total Investments	86.40%
C000216184 | EMEA
Holdings [Line Items]
Percent of Total Investments	13.60%
C000216184 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	17.62%
C000216184 | Financials
Holdings [Line Items]
Percent of Total Investments	27.36%
C000216184 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.17%
C000216184 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	6.20%
C000216184 | Technology
Holdings [Line Items]
Percent of Total Investments	15.43%
C000216184 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	8.16%
C000216184 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000216184 | Energy
Holdings [Line Items]
Percent of Total Investments	1.56%
C000216184 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%